CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Notes)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
In July 2014 and June 2013, the Co-Issuers issued the Senior Notes. As of December 31, 2015, the Senior Notes were fully and unconditionally and jointly and severally guaranteed on a senior unsecured basis by the then-Guarantor Subsidiaries and SMLP. Due to the common control nature of the 2016 Drop Down, we are including the following supplemental condensed consolidating financial information. This information reflects SMLP's separate accounts, the combined accounts of the Co-Issuers, the combined accounts of the Guarantor Subsidiaries, the combined accounts of the Non-Guarantor Subsidiaries and the consolidating adjustments for the dates and periods indicated as-if the guarantor structure that exists subsequent to the August 2016 consent and waiver agreement was executed prior to 2016 (see Note 9).
For purposes of the following consolidating information, each of SMLP and Summit Holdings account for their subsidiary investments under the equity method of accounting.
Condensed Consolidating Balance Sheets. Balance sheets as of December 31, 2015 and 2014 follow.

	December 31, 2015
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Assets
Cash and cash equivalents	$73	$12,407	$6,930	$2,383	$—	$21,793
Accounts receivable	—	—	84,021	5,560	—	89,581
Due from affiliate	3,168	151,443	207,651	—	(362,262)	—
Other current assets	540	—	2,672	361	—	3,573
Total current assets	3,781	163,850	301,274	8,304	(362,262)	114,947
Property, plant and equipment, net	1,178	—	1,462,623	348,982	—	1,812,783
Intangible assets, net	—	—	438,093	23,217	—	461,310
Goodwill	—	—	16,211	—	—	16,211
Investment in equity method investees	—	—	—	751,168	—	751,168
Other noncurrent assets	3,480	4,611	162	—	—	8,253
Investment in subsidiaries	2,438,395	3,222,187	—	—	(5,660,582)	—
Total assets	$2,446,834	$3,390,648	$2,218,363	$1,131,671	$(6,022,844)	$3,164,672

Liabilities and Partners' Capital
Trade accounts payable	$482	$—	$18,489	$21,837	$—	$40,808
Due to affiliate	360,243	—	—	3,168	(362,262)	1,149
Deferred revenue	—	—	677	—	—	677
Ad valorem taxes payable	9	—	9,881	381	—	10,271
Accrued interest	—	17,483	—	—	—	17,483
Accrued environmental remediation	—	—	—	7,900	—	7,900
Other current liabilities	4,558	—	7,405	1,334	—	13,297
Total current liabilities	365,292	17,483	36,452	34,620	(362,262)	91,585
Long-term debt	332,500	934,770	—	—	—	1,267,270
Deferred revenue	—	—	45,486	—	—	45,486
Noncurrent accrued environmental remediation	—	—	—	5,764	—	5,764
Other noncurrent liabilities	1,743	—	5,503	22	—	7,268
Total liabilities	699,535	952,253	87,441	40,406	(362,262)	1,417,373

Total partners' capital	1,747,299	2,438,395	2,130,922	1,091,265	(5,660,582)	1,747,299
Total liabilities and partners' capital	$2,446,834	$3,390,648	$2,218,363	$1,131,671	$(6,022,844)	$3,164,672

	December 31, 2014
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Assets
Cash and cash equivalents	$7,531	$11,621	$7,353	$1,306	$—	$27,811
Accounts receivable	—	—	89,201	3,707	—	92,908
Insurance receivable	—	—	—	25,000	—	25,000
Due from affiliate	764	63,239	97,615	—	(161,618)	—
Other current assets	907	—	2,610	83	—	3,600
Total current assets	9,202	74,860	196,779	30,096	(161,618)	149,319
Property, plant and equipment, net	1,351	—	1,412,998	208,291	—	1,622,640
Intangible assets, net	—	—	477,734	11,548	—	489,282
Goodwill	—	—	265,062	—	—	265,062
Investment in equity method investees	—	—	—	706,172	—	706,172
Other noncurrent assets	3,771	6,027	189	—	—	9,987
Investment in subsidiaries	2,419,433	3,154,626	—	—	(5,574,059)	—
Total assets	$2,433,757	$3,235,513	$2,352,762	$956,107	$(5,735,677)	$3,242,462

Liabilities and Partners' Capital
Trade accounts payable	$1,144	$—	$23,711	$13,536	$—	$38,391
Due to affiliate	163,565	—	—	764	(161,618)	2,711
Deferred revenue	—	—	2,377	—	—	2,377
Ad valorem taxes payable	23	—	9,095	61	—	9,179
Accrued interest	—	18,858	—	—	—	18,858
Accrued environmental remediation	—	—	—	25,000	—	25,000
Other current liabilities	1,622	15	12,552	1,118	—	15,307
Total current liabilities	166,354	18,873	47,735	40,479	(161,618)	111,823
Long-term debt	435,000	797,207	—	—	—	1,232,207
Deferred revenue	—	—	55,239	—	—	55,239
Noncurrent accrued environmental remediation	—	—	—	5,000	—	5,000
Other noncurrent liabilities	1,725	—	5,790	—	—	7,515
Total liabilities	603,079	816,080	108,764	45,479	(161,618)	1,411,784

Total partners' capital	1,830,678	2,419,433	2,243,998	910,628	(5,574,059)	1,830,678
Total liabilities and partners' capital	$2,433,757	$3,235,513	$2,352,762	$956,107	$(5,735,677)	$3,242,462
Condensed Consolidating Statements of Operations. For the purposes of the following condensed consolidating statements of operations, we allocate general and administrative expenses recognized at the SMLP parent to the Guarantor Subsidiaries and Non-Guarantor Subsidiaries to reflect what those entities' results would have been had they operated on a stand-alone basis. Statements of operations for the years ended December 31, 2015, 2014 and 2013 follow.

	Year ended December 31, 2015
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Revenues:
Gathering services and related fees	$—	$—	$310,830	$26,989	$—	$337,819
Natural gas, NGLs and condensate sales	—	—	42,079	—	—	42,079
Other revenues	—	—	18,411	2,248	—	20,659
Total revenues	—	—	371,320	29,237	—	400,557
Costs and expenses:
Cost of natural gas and NGLs	—	—	31,398	—	—	31,398
Operation and maintenance	—	—	87,286	7,700	—	94,986
General and administrative	—	—	37,926	7,182	—	45,108
Transaction costs	1,342	—	—	—	—	1,342
Depreciation and amortization	603	—	95,586	8,928	—	105,117
Environmental remediation	—	—	—	21,800	—	21,800
Gain on asset sales, net	—	—	(172)	—	—	(172)
Long-lived asset impairment	—	—	9,305	—	—	9,305
Goodwill impairment	—	—	248,851	—	—	248,851
Total costs and expenses	1,945	—	510,180	45,610	—	557,735
Other income	2	—	—	—	—	2
Interest expense	(10,494)	(48,598)	—	—	—	(59,092)
Loss before income taxes	(12,437)	(48,598)	(138,860)	(16,373)	—	(216,268)
Income tax benefit	603	—	—	—	—	603
Loss from equity method investees	—	—	—	(6,563)	—	(6,563)
Equity in earnings of consolidated subsidiaries	(210,394)	(161,796)	—	—	372,190	—
Net loss	$(222,228)	$(210,394)	$(138,860)	$(22,936)	$372,190	$(222,228)

	Year ended December 31, 2014
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Revenues:
Gathering services and related fees	$—	$—	$255,211	$12,267	$—	$267,478
Natural gas, NGLs and condensate sales	—	—	97,094	—	—	97,094
Other revenues	—	—	20,398	2,199	—	22,597
Total revenues	—	—	372,703	14,466	—	387,169
Costs and expenses:
Cost of natural gas and NGLs	—	—	72,415	—	—	72,415
Operation and maintenance	—	—	88,927	5,942	—	94,869
General and administrative	—	—	40,447	2,834	—	43,281
Transaction costs	2,985	—	—	—	—	2,985
Depreciation and amortization	588	—	86,762	3,528	—	90,878
Environmental remediation	—	—	—	5,000	—	5,000
Loss on asset sales, net	—	—	442	—	—	442
Long-lived asset impairment	—	—	5,505	—	—	5,505
Goodwill impairment	—	—	54,199	—	—	54,199
Total costs and expenses	3,573	—	348,697	17,304	—	369,574
Other income	—	—	1,189	—	—	1,189
Interest expense	(8,417)	(40,169)	—	—	—	(48,586)
(Loss) income before income taxes	(11,990)	(40,169)	25,195	(2,838)	—	(29,802)
Income tax (expense) benefit	(1,680)	—	826	—	—	(854)
Loss from equity method investees	—	—	—	(16,712)	—	(16,712)
Equity in earnings of consolidated subsidiaries	(33,698)	6,471	—	—	27,227	—
Net (loss) income	$(47,368)	$(33,698)	$26,021	$(19,550)	$27,227	$(47,368)

	Year ended December 31, 2013
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Revenues:
Gathering services and related fees	$—	$—	$213,979	$2,373	$—	$216,352
Natural gas, NGLs and condensate sales	—	—	88,185	—	—	88,185
Other revenues	—	—	21,522	101	—	21,623
Total revenues	—	—	323,686	2,474	—	326,160
Costs and expenses:
Cost of natural gas and NGLs	—	—	68,037	—	—	68,037
Operation and maintenance	—	—	77,122	1,053	—	78,175
General and administrative	—	—	33,970	2,746	—	36,716
Transaction costs	2,841	—	—	—		2,841
Depreciation and amortization	454	—	70,122	656	—	71,232
Loss on asset sales, net	—	—	113	—	—	113
Total costs and expenses	3,295	—	249,364	4,455	—	257,114
Other income	5	—	—	—	—	5
Interest expense	(2,141)	(19,173)	—	—	—	(21,314)
(Loss) income before income taxes	(5,431)	(19,173)	74,322	(1,981)	—	47,737
Income tax expense	—	—	(729)	—	—	(729)
Equity in earnings of consolidated subsidiaries	52,439	71,612	—	—	(124,051)	—
Net income (loss)	$47,008	$52,439	$73,593	$(1,981)	$(124,051)	$47,008
Condensed Consolidating Statements of Cash Flows. Statements of cash flows for the years ended December 31, 2015, 2014 and 2013 follow.

	Year ended December 31, 2015
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$409	$(46,716)	$202,324	$35,358	$—	$191,375

Cash flows from investing activities:
Capital expenditures	(429)	—	(118,458)	(153,338)	—	(272,225)
Contributions to equity method investees	—	—	—	(86,200)	—	(86,200)
Proceeds from asset sales	—	—	323	—	—	323
Acquisitions of gathering systems from affiliate, net of acquired cash	(288,618)	—	—	—	—	(288,618)
Advances to affiliates	(2,589)	(88,221)	(110,003)	—	200,813	—
Net cash used in investing activities	(291,636)	(88,221)	(228,138)	(239,538)	200,813	(646,720)

	Year ended December 31, 2015
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Cash flows from financing activities:
Distributions to unitholders	(152,074)	—	—	—	—	(152,074)
Borrowings under revolving credit facility	180,000	187,000	—	—	—	367,000
Repayments under revolving credit facility	(100,000)	(51,000)	—	—	—	(151,000)
Repayments under term loan	(182,500)	—	—	—	—	(182,500)
Deferred loan costs	(135)	(277)	—	—	—	(412)
Proceeds from issuance of common units, net	221,977	—	—	—	—	221,977
Contribution from general partner	4,737	—	—	—	—	4,737
Cash advance from Summit Investments to contributed subsidiaries, net	102,500	—	21,719	196,308	—	320,527
Expenses paid by Summit Investments on behalf of contributed subsidiaries	12,655	—	3,864	6,360	—	22,879
Other, net	(1,615)	—	(192)	—	—	(1,807)
Advances from affiliates	198,224	—	—	2,589	(200,813)	—
Net cash provided by financing activities	283,769	135,723	25,391	205,257	(200,813)	449,327
Net change in cash and cash equivalents	(7,458)	786	(423)	1,077	—	(6,018)
Cash and cash equivalents, beginning of period	7,531	11,621	7,353	1,306	—	27,811
Cash and cash equivalents, end of period	$73	$12,407	$6,930	$2,383	$—	$21,793

	Year ended December 31, 2014
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(3,658)	$(30,689)	$179,685	$7,615	$—	$152,953

Cash flows from investing activities:
Capital expenditures	(460)	—	(220,360)	(122,560)	—	(343,380)
Initial contribution to Ohio Gathering	—	—	—	(8,360)	—	(8,360)
Acquisition of Ohio Gathering Option	—	—	—	(190,000)	—	(190,000)
Option Exercise	—	—	—	(382,385)	—	(382,385)
Contributions to equity method investees	—	—	—	(145,131)	—	(145,131)
Proceeds from asset sales	—	—	325	—	—	325
Acquisition of gathering systems	—	—	(10,872)	—	—	(10,872)
Acquisitions of gathering systems from affiliate, net of acquired cash	(305,000)	—	—	—	—	(305,000)
Advances to affiliates	(183)	(174,495)	(47,271)	—	221,949	—
Net cash used in investing activities	(305,643)	(174,495)	(278,178)	(848,436)	221,949	(1,384,803)

	Year ended December 31, 2014
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Cash flows from financing activities:
Distributions to unitholders	(122,224)	—	—	—	—	(122,224)
Borrowings under revolving credit facility	57,000	237,295	—	—	—	294,295
Repayments under revolving credit facility	(115,000)	(315,295)	—	—	—	(430,295)
Borrowings under term loan	400,000	—	—	—	—	400,000
Repayments under term loan	(100,000)	—	—	—	—	(100,000)
Deferred loan costs	(3,003)	(5,320)	—	—	—	(8,323)
Proceeds from issuance of common units, net	197,806	—	—	—	—	197,806
Contribution from general partner	4,235	—	—	—	—	4,235
Cash advance (to) from Summit Investments (from) to contributed subsidiaries, net	(242,000)	—	81,421	834,962	—	674,383
Expenses paid by Summit Investments on behalf of contributed subsidiaries	12,845	—	10,483	1,556	—	24,884
Issuance of senior notes	—	300,000	—	—	—	300,000
Repurchase of equity-based compensation awards	(228)	—	—	—	—	(228)
Other, net	(656)	—	—	—	—	(656)
Advances from affiliates	221,766	—	—	183	(221,949)	—
Net cash provided by financing activities	310,541	216,680	91,904	836,701	(221,949)	1,233,877
Net change in cash and cash equivalents	1,240	11,496	(6,589)	(4,120)	—	2,027
Cash and cash equivalents, beginning of period	6,291	125	13,942	5,426	—	25,784
Cash and cash equivalents, end of period	$7,531	$11,621	$7,353	$1,306	$—	$27,811

	Year ended December 31, 2013
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Cash flows from operating activities:
Net cash provided by operating activities	$(544)	$(4,799)	$141,260	$(506)	$—	$135,411

Cash flows from investing activities:
Capital expenditures	(930)	—	(182,048)	(66,648)	—	(249,626)
Proceeds from asset sales	—	—	585	—	—	585
Acquisition of gathering systems	(210,000)	—	—	—	—	(210,000)
Acquisitions of gathering systems from affiliate, net of acquired cash	(200,000)	—	—	—	—	(200,000)
Advances to affiliates	(84)	(371,408)	(36,672)	—	408,164	—
Net cash used in investing activities	(411,014)	(371,408)	(218,135)	(66,648)	408,164	(659,041)

	Year ended December 31, 2013
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Cash flows from financing activities:
Distributions to unitholders	(90,196)	—	—	—	—	(90,196)
Borrowings under revolving credit facility	96,000	380,950	—	—	—	476,950
Repayments under revolving credit facility	(3,000)	(294,180)	—	—	—	(297,180)
Borrowings under term loan	200,000	—	—	—	—	200,000
Repayments under term loan	(100,000)	—	—	—	—	(100,000)
Deferred loan costs	(3,451)	(10,608)	—	—	—	(14,059)
Contribution from general partner	2,229	—	—	—	—	2,229
Cash advance (to) from Summit Investments (from) to contributed subsidiaries, net	(193,000)	—	72,745	70,168	—	(50,087)
Expenses paid by Summit Investments on behalf of contributed subsidiaries	8,088	—	11,964	2,328	—	22,380
Issuance of senior notes	—	300,000	—	—	—	300,000
Repurchase of equity-based compensation awards	(11,957)	—	—	—	—	(11,957)
Issuance of units to affiliate in connection with the Mountaineer Acquisition	100,000	—	—	—	—	100,000
Advances from affiliates	408,080	—	—	84	(408,164)	—
Net cash provided by financing activities	412,793	376,162	84,709	72,580	(408,164)	538,080
Net change in cash and cash equivalents	1,235	(45)	7,834	5,426	—	14,450
Cash and cash equivalents, beginning of period	5,056	170	6,108	—	—	11,334
Cash and cash equivalents, end of period	$6,291	$125	$13,942	$5,426	$—	$25,784